Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets consist of the following at June 30, 2022 and December 31, 2021, respectively:

	June 30,	December 31,
	2022	2021
Land	$138,248	$138,248
Buildings	473,971	473,971
Office equipment	59,984	56,502
Furniture and fixtures	34,409	34,409
Equipment and machinery	423,548	383,829
	1,130,160	1,086,959
Less: accumulated depreciation	(108,603)	(83,946)
Total	$1,021,557	$1,003,013

Fixed assets consist of the following at December 31, 2021 and 2020, respectively:

	December 31,	December 31,
	2021	2020
Land	$138,248	$138,248
Buildings	473,971	41,665
Office equipment	56,502	44,027
Furniture and fixtures	34,409	27,914
Equipment and machinery	383,829	185,169
Construction in progress	-	345,036
	1,086,959	782,059
Less: accumulated depreciation	(83,946)	(55,239)
Total	$1,003,013	$726,820